SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SOLAR POWER SYSTEMS
Accumulated depreciation	$ (14,261)	$ (1,173)
Solar power systems, net	1,200,441	96,868
Project Assets Reclassified To Solar Power Systems	347,200	98,000
Project costs reclassified to construction in progress	107,600	22,700
Depreciation expense	80,642	79,895	$ 79,726
Solar power systems
SOLAR POWER SYSTEMS
Depreciation expense	11,340	1,173	$ 0
Solar power systems in operation
SOLAR POWER SYSTEMS
Solar power systems, gross	508,584	75,344
Solar power systems under construction
SOLAR POWER SYSTEMS
Solar power systems, gross	$ 706,118	$ 22,697